Unaudited Condensed Consolidated Interim Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Operating activities:
Net loss for the period	$ (16,162)	$ (10,749)
Adjustments for non-cash items	(1,046)	1,814
Income taxes received		812
Interest received		1
Interest paid	(4)	(1)
Cash flow from operating activities before changes in working capital	(17,212)	(8,123)
Cash flow from changes in working capital:
Changes in net working capital	(606)	105
Net cash used in operating activities	(17,818)	(8,018)
Investing activities:
Investment in intangible assets	(60)	(35)
Purchase of property and equipment	(1,124)	(76)
Receipt (payment) of non-current financial assets - leasehold deposits	31	(20)
Net cash used in investing activities	(1,153)	(131)
Financing activities:
Proceeds from issuance of shares	27,901	6,626
Transaction costs related to issuance of shares	(2,604)	(128)
Leasing installments	(145)	(55)
Net cash provided by/ (used in) financing activities	25,152	6,443
Net increase/ (decrease) in cash and cash equivalents	6,181	(1,706)
Cash and cash equivalents at January 1	5,834	9,559
Exchange rate adjustments on cash and cash equivalents	(71)	22
Cash and cash equivalents at June 30	$ 11,944	$ 7,875